Inventories (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials	$ 148,070	$ 2,225,339
Finished goods	260,844	1,058,011
Project work-in-progress	2,363,571	5,066,338
Total	$ 2,772,485	$ 8,349,688